Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 2,829.4	$ 1,488.0
Commodity derivative gains (losses)	(488.9)	193.3
Other income	99.4	322.3
Revenue and other income	2,439.9	2,003.6
EXPENSES
Operating	625.3	561.8
Purchased product	32.6	12.2
Transportation	117.7	101.1
General and administrative	89.8	78.7
Interest	90.6	109.1
Foreign exchange gain	(4.4)	(4.3)
Share-based compensation	30.9	1.3
Depletion, depreciation and amortization	786.1	712.7
Impairment (impairment reversal)	(2,514.4)
Impairment (impairment reversal)		3,557.8
Accretion and financing	21.9	20.7
Total Expenses	(723.9)	5,151.1
Net income (loss) before tax	3,163.8	(3,147.5)
Deferred tax expense (recovery):
Current	0.0	0.2
Deferred	799.7	(627.8)
Net income (loss)	2,364.1	(2,519.9)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation adjustment	11.9	22.2
Comprehensive income (loss)	$ 2,376.0	$ (2,497.7)
Net income (loss) per share
Basic (in cad per share)	$ 4.15	$ (4.76)
Diluted (in cad per share)	$ 4.11	$ (4.76)
Oil and gas sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 3,206.5	$ 1,692.2
Purchased product sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	31.7	12.9
Royalties
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ (408.8)	$ (217.1)